Stock Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Shares
Outstanding, beginning of year		0	21,745	50,021
Granted		0	0	0
Exercised	(21,745)	0	(21,745)	0
Forfeited or expired		0	0	(28,276)
Outstanding, end of year		0	0	21,745
Exercisable, end of year		0	0	21,745
Weighted average Exercise Price
Outstanding, beginning of period		$ 0.00	$ 13.65	$ 17.88
Granted		0.00	0.00	0.00
Exercised	$ 13.65	0.00	13.65	0.00
Forfeited or expired		0.00	0.00	20.38
Outstanding, end of year		0.00	0.00	13.65
Exercisable, end of year		$ 0.00	$ 0.00	$ 13.65
Weighted Average Contractual Term (in years)
Outstanding, end of year		0 years	0 years	8 months 23 days
Exercisable, end of year		0 years	0 years	8 months 23 days
Aggregate Intrinsic Value
Outstanding, end of year		$ 0	$ 0	$ 125,052
Exercisable, end of year		$ 0	$ 0	$ 125,052